AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 4, 2017

No. 333-198170

No. 811-22986

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 12	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 14	☒

(Check appropriate box or boxes)

ETFS TRUST

(Exact Name of Registrant as Specified in Charter)

405 Lexington Avenue

New York, New York 10174

(Address of Principal Executive Office, Zip Code)

646-846-3130

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19081

(Name and Address of Agent for Service)

Copies to:

Adam Rezak	W. John McGuire
ETF Securities Advisors LLC	Morgan, Lewis & Bockius LLP
405 Lexington Avenue	1111 Pennsylvania Avenue, NW
New York, New York 10174	Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 12 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of New York, and the state of New York, on the 30th day of March, 2017.

ETFS Trust

/s/ Graham Tuckwell*
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 12 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signatures	Title	Date

/s/ Graham Tuckwell*	Trustee and President	March 30, 2017
Graham Tuckwell

/s/ Joe Roxburgh*	Treasurer	March 30, 2017
Joe Roxburgh

/s/ Stephen O’Grady*	Trustee	March 30, 2017
Stephen O’Grady

/s/ William M. Thomas*	Trustee	March 30, 2017
William M. Thomas

*By:	/s/ Adam Rezak
Adam Rezak (Attorney-in-Fact)

EXHIBIT INDEX

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase